Aristotle Strategic Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

CORPORATE BONDS - 57.8%	Par	Value
Communications - 3.4%
AT&T, Inc.
4.35%, 03/01/2029	$5,500,000	$5,332,076
2.75%, 06/01/2031	6,000,000	5,139,526
2.25%, 02/01/2032	2,475,000	2,008,466
5.40%, 02/15/2034	8,000,000	8,003,678
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/2029 (a)	2,500,000	2,378,124
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028	5,750,000	5,436,015
DISH Network Corp., 11.75%, 11/15/2027 (a)	22,350,000	21,935,285
Sprint Capital Corp., 8.75%, 03/15/2032	6,000,000	7,222,183
T-Mobile USA, Inc.
2.05%, 02/15/2028	3,000,000	2,695,315
2.40%, 03/15/2029	2,000,000	1,769,672
3.38%, 04/15/2029	2,050,000	1,894,730
3.88%, 04/15/2030	10,000,000	9,350,645
3.50%, 04/15/2031	1,125,000	1,012,029
2.70%, 03/15/2032	5,700,000	4,770,471
Verizon Communications, Inc., 2.55%, 03/21/2031	12,719,000	10,809,413
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031(a)	7,000,000	5,913,183
7.75%, 04/15/2032(a)	2,400,000	2,344,059
		98,014,870

Consumer Discretionary - 4.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	6,200,000	6,221,712
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	5,125,000	4,990,744
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029 (a)	1,975,000	1,800,096
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	9,675,000	8,726,308
Ford Motor Co., 6.10%, 08/19/2032	5,175,000	5,171,134
Ford Motor Credit Co. LLC
5.80%, 03/05/2027	5,500,000	5,502,341
4.13%, 08/17/2027	4,000,000	3,802,467
6.80%, 11/07/2028	6,000,000	6,201,951
2.90%, 02/10/2029	3,500,000	3,087,444
7.35%, 03/06/2030	3,138,000	3,322,672
4.00%, 11/13/2030	400,000	357,317
Garda World Security Corp., 4.63%, 02/15/2027 (a)	14,000,000	13,395,206
General Motors Financial Co., Inc.
2.70%, 08/20/2027	6,500,000	5,998,283
5.55%, 07/15/2029	10,000,000	10,002,808
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029(a)	2,325,000	2,169,699
4.88%, 07/01/2031(a)	2,975,000	2,635,702
6.63%, 01/15/2032(a)	3,775,000	3,795,185
Hyatt Hotels Corp., 5.75%, 04/23/2030	5,450,000	5,545,261
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	17,500,000	16,492,913
Marriott International, Inc./MD, 2.85%, 04/15/2031	9,000,000	7,711,203
		116,930,446

Consumer Staples - 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	15,000,000	13,505,130
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (a)	11,175,000	11,556,928
Haleon US Capital LLC, 3.38%, 03/24/2029	8,000,000	7,430,748
J M Smucker Co., 6.20%, 11/15/2033	8,000,000	8,405,448
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.13%, 02/01/2028	700,000	692,382
5.50%, 01/15/2030	3,750,000	3,695,196
5.75%, 04/01/2033	9,440,000	9,435,906
6.75%, 03/15/2034(a)	2,414,000	2,560,609
Pilgrim's Pride Corp., 4.25%, 04/15/2031	8,000,000	7,286,074
Sysco Corp.
2.40%, 02/15/2030	4,000,000	3,467,837
2.45%, 12/14/2031	3,000,000	2,479,385
		70,515,643

Energy - 8.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	11,950,000	11,592,063
Cheniere Energy Partners LP, 3.25%, 01/31/2032	10,925,000	9,331,806
Civitas Resources, Inc.
5.00%, 10/15/2026(a)	5,000,000	4,872,140
8.63%, 11/01/2030(a)	5,425,000	5,821,188
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	8,125,000	7,821,192
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	9,275,000	8,798,644
7.50%, 12/15/2033(a)	4,250,000	4,411,640
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (a)	8,400,000	8,337,540
Enbridge, Inc., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.12%, 03/15/2055	2,700,000	2,712,150
Enerflex Ltd., 9.00%, 10/15/2027 (a)	7,833,000	7,958,884
Energy Transfer LP
4.00%, 10/01/2027	1,200,000	1,152,600
5.55%, 02/15/2028	450,000	453,989
3.75%, 05/15/2030	3,000,000	2,760,719
6.40%, 12/01/2030	2,000,000	2,104,288
5.75%, 02/15/2033	14,500,000	14,658,398
5.60%, 09/01/2034	12,000,000	11,927,966
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	11,675,000	11,525,679
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	750,000	774,873
8.88%, 04/15/2030	4,900,000	5,158,823
7.88%, 05/15/2032	1,450,000	1,464,835
MPLX LP
4.00%, 03/15/2028	3,000,000	2,871,500
4.80%, 02/15/2029	1,350,000	1,323,826
2.65%, 08/15/2030	2,225,000	1,918,233
4.95%, 09/01/2032	300,000	287,173
5.50%, 06/01/2034	8,750,000	8,620,978
Range Resources Corp., 8.25%, 01/15/2029	4,000,000	4,148,340
Sunoco LP
7.00%, 05/01/2029(a)	1,625,000	1,666,589
7.25%, 05/01/2032(a)	14,625,000	15,138,323
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 12/31/2030(a)	3,100,000	2,890,207
6.00%, 09/01/2031(a)	2,275,000	2,127,892
Targa Resources Corp.
6.13%, 03/15/2033	3,500,000	3,596,350
6.50%, 03/30/2034	4,750,000	5,032,159
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	4,000,000	3,977,937
4.00%, 01/15/2032	17,952,000	16,184,848
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(a)	275,000	279,268
4.13%, 08/15/2031(a)	4,400,000	3,951,291
3.88%, 11/01/2033(a)	3,560,000	3,036,703
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	6,075,000	6,263,368
9.50%, 02/01/2029(a)	2,500,000	2,739,304
9.88%, 02/01/2032(a)	25,575,000	27,852,454
		237,546,160

Financials - 22.3%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	11,675,000	11,692,077
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	2,750,000	2,617,226
3.13%, 12/01/2030	3,500,000	3,059,894
Aon North America, Inc., 5.30%, 03/01/2031	7,850,000	7,831,187
Avolon Holdings Funding Ltd.
3.95%, 07/01/2024(a)	3,000,000	3,000,150
3.25%, 02/15/2027(a)	3,200,000	2,995,837
2.75%, 02/21/2028(a)	6,500,000	5,841,898
5.75%, 11/15/2029(a)	7,000,000	6,959,970
Banco Mercantil del Norte SA/Grand Cayman
6.75% to 09/27/2024 then 5 yr. CMT Rate + 4.97%, Perpetual (a)	7,201,000	7,166,702
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,600,000	1,576,126
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,397,000	2,421,840
Bank of America Corp.
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029	2,300,000	2,040,870
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	14,500,000	12,541,024
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031	1,000,000	818,459
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,232,502
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032	1,450,000	1,225,989
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,079,591
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	3,960,387
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,319,975
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	6,750,000	5,386,632
Barclays PLC
9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	2,000,000	2,173,184
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030	7,550,000	7,572,569
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	10,000,000	10,133,380
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	12,230,000	12,760,808
Citigroup, Inc.
4.45%, 09/29/2027	5,500,000	5,362,425
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	4,000,000	3,814,065
4.08% to 04/23/2028 then 3 mo. Term SOFR + 1.45%, 04/23/2029	3,000,000	2,876,816
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	12,000,000	11,330,796
2.67% to 01/29/2030 then SOFR + 1.15%, 01/29/2031	1,000,000	871,153
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	450,000	375,174
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	3,698,942
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	14,499,649
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	1,000,000	990,008
Extra Space Storage LP
2.40%, 10/15/2031	7,000,000	5,754,564
5.40%, 02/01/2034	2,100,000	2,056,932
Fiserv, Inc.
5.60%, 03/02/2033	7,500,000	7,565,772
5.63%, 08/21/2033	7,000,000	7,062,398
Global Payments, Inc.
4.45%, 06/01/2028	7,000,000	6,765,867
3.20%, 08/15/2029	6,345,000	5,703,030
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	16,000,000	15,776,227
4.00%, 01/15/2031	5,925,000	5,316,620
Goldman Sachs Group, Inc.
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,000,000	5,154,270
2.60%, 02/07/2030	8,000,000	7,013,608
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	5,600,000	5,700,695
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	8,453,661
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	14,000,000	11,501,466
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	9,000,000	7,485,690
6.75%, 10/01/2037	10,000,000	10,795,238
Host Hotels & Resorts LP
3.38%, 12/15/2029	10,800,000	9,642,187
3.50%, 09/15/2030	1,500,000	1,325,974
2.90%, 12/15/2031	10,379,000	8,683,529
HSBC Holdings PLC
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028	4,300,000	4,143,880
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029	4,500,000	3,956,891
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	12,500,000	12,526,542
4.70% to 09/09/2031 then 5 yr. CMT Rate + 3.25%, Perpetual	3,000,000	2,564,582
JPMorgan Chase & Co.
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028	2,300,000	2,166,846
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	2,000,000	1,912,847
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	450,000	465,914
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	6,000,000	5,338,931
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	7,500,000	7,620,527
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031	1,950,000	1,686,058
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	550,000	464,725
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	6,950,000	5,928,102
5.72% to 09/14/2032 then SOFR + 2.58%, 09/14/2033	11,950,000	12,121,013
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	13,000,000	12,949,428
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	1,900,000	2,016,206
Lloyds Banking Group PLC, 5.46% to 01/05/2027 then 1 yr. CMT Rate + 1.38%, 01/05/2028	6,000,000	5,989,391
MassMutual Global Funding II, 4.85%, 01/17/2029 (a)	10,000,000	9,934,524
Morgan Stanley
3.59%, 07/22/2028(b)	11,000,000	10,462,943
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	16,000,000	15,481,751
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	9,778,313
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,416,478
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	14,550,000	11,516,490
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	526,905
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	6,550,000	6,481,220
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	2,100,000	2,114,770
Nasdaq, Inc., 5.55%, 02/15/2034	13,150,000	13,174,333
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	10,825,000	10,957,108
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.35%, 11/01/2029(a)	3,675,000	3,341,762
6.20%, 06/15/2030(a)	5,000,000	5,207,147
PNC Financial Services Group, Inc.
5.58% to 06/12/2028 then SOFR + 1.84%, 06/12/2029	6,500,000	6,572,980
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	7,250,000	7,083,035
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	11,000,000	11,994,075
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,543,217
State Street Corp., 5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	5,900,000	5,833,326
UBS Group AG
5.62% to 09/13/2029 then 1 Year US Dollar SOFR Swap Rate + 1.34%, 09/13/2030 (a)	700,000	703,180
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	7,350,000	7,515,720
US Bancorp
4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029	12,000,000	11,745,721
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	8,000,000	7,587,915
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,115,034
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	903,805
VICI Properties LP
4.75%, 02/15/2028	3,450,000	3,372,672
5.13%, 05/15/2032	3,000,000	2,860,187
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	10,300,000	9,755,636
4.13%, 08/15/2030(a)	9,000,000	8,192,285
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028	5,985,000	5,709,814
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,600,000	4,640,865
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	4,500,000	4,145,471
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	4,000,000	3,549,319
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	7,000,000	6,735,454
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	12,050,000	11,917,027
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	6,150,000	6,147,809
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,531,714
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	2,500,000	2,492,250
		649,879,171

Health Care - 1.3%
HCA, Inc.
3.50%, 09/01/2030	5,000,000	4,511,540
3.63%, 03/15/2032	16,000,000	14,098,418
5.50%, 06/01/2033	5,000,000	4,960,978
Humana, Inc., 5.95%, 03/15/2034	7,500,000	7,670,287
Star Parent, Inc., 9.00%, 10/01/2030 (a)	6,525,000	6,858,731
		38,099,954

Industrials - 5.1%
Boeing Co.
3.63%, 02/01/2031	3,500,000	3,064,771
6.39%, 05/01/2031(a)	5,000,000	5,092,353
3.60%, 05/01/2034	8,975,000	7,224,460
Chart Industries, Inc., 9.50%, 01/01/2031 (a)	12,000,000	13,015,836
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.75%, 07/15/2031 (a)	725,000	734,516
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,337,572
2.80%, 01/15/2032	14,819,000	12,169,830
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	14,825,000	15,370,026
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	2,965,151
5.65%, 05/15/2033	4,650,000	4,633,420
OT Merger Corp., 7.88%, 10/15/2029 (a)	15,902,000	7,250,755
Regal Rexnord Corp.
6.05%, 04/15/2028	3,000,000	3,037,173
6.40%, 04/15/2033	13,375,000	13,693,154
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	11,350,000	11,664,055
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	17,750,000	17,226,219
TransDigm, Inc.
4.63%, 01/15/2029	4,675,000	4,365,978
6.38%, 03/01/2029(a)	5,075,000	5,106,937
4.88%, 05/01/2029	4,475,000	4,196,320
Weir Group PLC, 2.20%, 05/13/2026 (a)	9,850,000	9,249,184
		147,397,710

Materials - 2.8%
Anglo American Capital PLC, 2.63%, 09/10/2030 (a)	6,450,000	5,506,021
Berry Global, Inc., 5.65%, 01/15/2034 (a)	3,750,000	3,665,249
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029(a)	3,650,000	3,591,249
8.75%, 04/15/2030(a)	2,150,000	2,107,000
LABL, Inc.
6.75%, 07/15/2026(a)	2,300,000	2,273,339
9.50%, 11/01/2028(a)	275,000	277,510
5.88%, 11/01/2028(a)	7,475,000	6,830,146
8.25%, 11/01/2029(a)	1,975,000	1,692,904
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/2027(a)	16,700,000	16,731,262
7.88%, 04/15/2027(a)	5,000,000	5,106,206
Northern Star Resources Ltd., 6.13%, 04/11/2033 (a)	7,970,000	8,037,304
Olympus Water US Holding Corp., 7.25%, 06/15/2031 (a)	2,400,000	2,387,628
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	9,500,000	8,603,620
Standard Industries, Inc./NJ
4.38%, 07/15/2030(a)	7,500,000	6,782,640
3.38%, 01/15/2031(a)	3,673,000	3,098,617
Vale Overseas Ltd., 6.40%, 06/28/2054	4,300,000	4,255,710
		80,946,405

Technology - 3.4%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	5,000,000	4,712,366
Broadcom, Inc., 4.15%, 11/15/2030	14,589,000	13,784,711
Entegris, Inc., 4.75%, 04/15/2029 (a)	18,875,000	18,073,330
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)	3,350,000	3,461,300
8.63%, 05/15/2032(a)	4,900,000	5,087,043
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	5,000,000	4,191,740
5.00%, 01/15/2033	15,000,000	14,634,167
Open Text Corp.
6.90%, 12/01/2027(a)	3,000,000	3,116,082
3.88%, 12/01/2029(a)	2,500,000	2,243,391
Open Text Holdings, Inc., 4.13%, 12/01/2031 (a)	5,450,000	4,801,200
Oracle Corp.
2.30%, 03/25/2028	4,000,000	3,617,455
4.65%, 05/06/2030	3,000,000	2,940,819
6.25%, 11/09/2032	3,000,000	3,176,759
TD SYNNEX Corp., 2.65%, 08/09/2031	5,000,000	4,116,319
Teledyne Technologies, Inc.
2.25%, 04/01/2028	3,500,000	3,147,316
2.75%, 04/01/2031	8,500,000	7,279,344
		98,383,342

Utilities - 4.9%
Ameren Corp., 5.00%, 01/15/2029	9,900,000	9,804,067
American Electric Power Co., Inc., 5.20%, 01/15/2029	8,300,000	8,257,672
Duke Energy Corp., 5.45%, 06/15/2034	5,650,000	5,586,925
Florida Power & Light Co., 4.80%, 05/15/2033	4,000,000	3,891,450
Georgia Power Co., 5.25%, 03/15/2034	8,750,000	8,725,929
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	8,000,000	8,061,855
National Grid PLC
5.81%, 06/12/2033	450,000	452,410
5.42%, 01/11/2034	7,000,000	6,848,117
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	4,000,000	3,962,953
5.00%, 02/28/2030	5,000,000	4,962,233
5.25%, 03/15/2034	3,000,000	2,949,035
6.70% to 09/01/2029 then 5 yr. CMT Rate + 2.36%, 09/01/2054	2,100,000	2,104,451
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (a)	18,625,000	19,113,534
Pacific Gas and Electric Co., 5.80%, 05/15/2034	7,000,000	6,958,882
PacifiCorp, 5.10%, 02/15/2029	7,000,000	6,997,758
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,272,239
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,229,646
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	5,000,000	4,961,331
Vistra Operations Co. LLC
4.30%, 07/15/2029(a)	13,000,000	12,290,819
7.75%, 10/15/2031(a)	1,825,000	1,901,971
6.88%, 04/15/2032(a)	1,625,000	1,650,898
6.95%, 10/15/2033(a)	9,900,000	10,602,860
		143,587,035
TOTAL CORPORATE BONDS (Cost $1,703,378,949)		1,681,300,736

BANK LOANS - 29.4%	Par	Value
Consumer Discretionary - 5.7%
Allied Universal Holdco LLC, Senior Secured First Lien, 9.19% (1 mo. Term SOFR + 3.75%), 05/15/2028	14,712,180	14,672,236
Caesars Entertainment, Inc., Senior Secured First Lien, 8.10% (1 mo. Term SOFR + 2.75%), 02/06/2031	31,670,625	31,734,916
Carnival Corp., Senior Secured First Lien
8.09% (1 mo. Term SOFR + 2.75%), 08/09/2027	3,815,210	3,839,074
8.09% (1 mo. Term SOFR + 2.75%), 10/18/2028	6,067,000	6,090,692
Chariot Buyer LLC, Senior Secured First Lien
8.83% (1 mo. Term SOFR + 3.50%), 11/03/2028	12,967,500	13,020,148
8.68% (1 mo. Term SOFR + 3.25%), 11/03/2028	3,456,312	3,458,473
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.60% (1 mo. Term SOFR + 5.00%), 09/18/2026	2,172,820	2,186,943
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 9.08% (1 mo. Term SOFR + 3.75%), 01/29/2029	7,856,976	7,875,126
Grant Thornton LLP/Chicago, Senior Secured First Lien, 8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031	15,000,000	15,061,725
LBM Acquisition LLC, Senior Secured First Lien, 9.18% (1 mo. Term SOFR + 3.75%), 12/20/2027	6,315,179	6,312,558
MajorDrive Holdings IV LLC, Senior Secured First Lien, 9.60% (1 mo. Term SOFR + 4.00%), 06/01/2028	7,015,492	7,036,679
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.09% (1 mo. Term SOFR + 3.75%), 05/04/2028	7,761,000	7,787,931
PetSmart LLC, Senior Secured First Lien, 9.19% (1 mo. Term SOFR + 3.75%), 02/14/2028	6,170,685	6,160,380
Tamko Building Products LLC, Senior Secured First Lien, 8.59% (1 mo. Term SOFR + 3.25%), 09/20/2030	9,428,750	9,440,536
Wand NewCo 3, Inc., Senior Secured First Lien, 9.09% (1 mo. Term SOFR + 3.75%), 01/30/2031	20,250,000	20,407,241
Whatabrands LLC, Senior Secured First Lien, 8.08% (1 mo. Term SOFR + 2.75%), 08/03/2028	9,975,000	9,988,765
		165,073,423

Consumer Staples - 0.2%
Fiesta Purchaser, Inc., Senior Secured First Lien
9.34% (1 mo. Term SOFR + 4.00%), 02/12/2031	2,745,902	2,768,377
9.34% (1 mo. Term SOFR + 4.00%), 02/12/2031	2,254,098	2,272,548
		5,040,925

Energy - 0.2%
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.83% (1 mo. Term SOFR + 3.50%), 02/16/2028	6,640,081	6,675,373

Financials - 5.8%
Acrisure LLC, Senior Secured First Lien, 8.59% (1 mo. Term SOFR + 3.25%), 11/06/2030	13,951,193	13,951,262
Acrisure T/L B1 (06/24) - target 2, Senior Secured First Lien, 8.34%, 02/16/2027	4,356,268	4,360,799
AssuredPartners, Inc., Senior Secured First Lien, 8.84% (1 mo. Term SOFR + 3.50%), 02/14/2031	33,416,250	33,541,561
Boost Newco Borrower LLC, Senior Secured First Lien, 8.33% (1 mo. Term SOFR + 3.00%), 01/31/2031	13,750,000	13,786,300
BroadStreet Partners, Inc., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 06/16/2031	25,000,000	24,962,500
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.08% (3 mo. Term SOFR + 3.75%), 04/09/2027	16,712,132	16,724,499
Delos Aircraft DAC, Senior Secured First Lien, 7.08% (1 mo. Term SOFR + 1.75%), 10/29/2027	15,000,000	15,100,800
HUB International Ltd., Senior Secured First Lien
8.58% (1 mo. Term SOFR + 3.25%), 06/20/2030	97,897	98,224
8.57% (1 mo. Term SOFR + 3.25%), 06/20/2030	39,061,069	39,191,337
Truist Insurance Holdings LLC, Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 05/06/2031	8,750,000	8,779,663
		170,496,945

Health Care - 1.6%
Bausch + Lomb Corp., Senior Secured First Lien, 9.34% (1 mo. Term SOFR + 4.00%), 09/29/2028	6,965,000	6,960,682
Medline Borrower LP, Senior Secured First Lien, 8.09% (1 mo. Term SOFR + 2.75%), 10/23/2028	31,007,917	31,104,817
Pathway Vet Alliance LLC, Senior Secured First Lien, 9.21% (1 mo. Term SOFR + 3.75%), 03/31/2027	9,891,244	7,817,792
		45,883,291

Industrials - 7.5%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 9.34% (1 mo. Term SOFR + 4.00%), 12/26/2028	13,216,875	13,235,907
Crosby US Acquisition Corp., Senior Secured First Lien, 9.34% (1 mo. Term SOFR + 4.00%), 08/16/2029	17,965,000	18,086,623
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.84% (1 mo. Term SOFR + 3.50%), 08/24/2028	20,083,752	20,179,551
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 3.75%), 05/22/2028	10,684,582	10,740,516
Filtration Group Corp., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 10/23/2028	9,788,836	9,847,716
Madison IAQ LLC, Senior Secured First Lien, 8.09% (1 mo. Term SOFR + 2.75%), 06/21/2028	7,780,000	7,796,844
Pro Mach Group, Inc., Senior Secured First Lien, 8.83% (1 mo. Term SOFR + 3.50%), 08/31/2028	14,375,229	14,465,074
Roper Industrial Products Investment Co., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 11/23/2029	3,209,537	3,226,259
SPX FLOW, Inc., Senior Secured First Lien, 8.84% (1 mo. Term SOFR + 3.50%), 04/05/2029	5,602,969	5,641,741
Standard Aero Ltd., Senior Secured First Lien, 8.84% (1 mo. Term SOFR + 3.50%), 08/24/2028	7,808,106	7,845,351
STS Operating, Inc., Senior Secured First Lien, 9.44% (1 mo. Term SOFR + 4.00%), 03/25/2031	16,245,761	16,296,529
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (1 mo. Term SOFR + 5.00%), 04/24/2029	30,000,000	30,106,350
TK Elevator US Newco, Inc., Senior Secured First Lien
8.79% (1 mo. Term SOFR + 3.50%), 04/30/2030	11,466,411	11,539,854
8.79% (1 mo. Term SOFR + 3.50%), 04/30/2030	6,586,602	6,628,789
TransDigm, Inc., Senior Secured First Lien
8.08% (1 mo. Term SOFR + 2.75%), 03/22/2030	15,641,677	15,688,993
7.84% (3 mo. Term SOFR + 2.50%), 02/28/2031	27,342,668	27,431,532
		218,757,629

Materials - 2.4%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 9.12% (1 mo. Term SOFR + 3.68%), 04/13/2029	5,909,548	5,929,847
Graham Packaging Co., Inc., Senior Secured First Lien, 8.44% (1 mo. Term SOFR + 3.00%), 08/04/2027	8,776,956	8,800,610
LABL, Inc., Senior Secured First Lien, 10.44% (1 mo. Term SOFR + 5.00%), 10/30/2028	9,530,625	9,426,360
Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien
7.82% (1 mo. Term SOFR + 2.50%), 09/25/2028	3,797,760	3,806,627
7.82% (1 mo. Term SOFR + 2.50%), 09/25/2028	970,539	972,805
7.82% (1 mo. Term SOFR + 2.50%), 09/25/2028	843,947	845,917
Pregis TopCo LLC, Senior Secured First Lien
9.46% (1 mo. Term SOFR + 4.00%), 07/31/2026	3,403,750	3,410,132
9.34% (1 mo. Term SOFR + 4.00%), 07/31/2026	14,705,926	14,738,058
Proampac PG Borrower LLC, Senior Secured First Lien
9.33% (1 mo. Term SOFR + 4.00%), 09/15/2028	10,350,206	10,387,725
9.32% (1 mo. Term SOFR + 4.00%), 09/15/2028	6,839,116	6,863,908
Quikrete Holdings, Inc., Senior Secured First Lien, 7.58% (1 mo. Term SOFR + 2.25%), 03/19/2029	4,987,500	4,996,552
		70,178,541

Technology - 6.0%
Applied Systems, Inc., Senior Secured First Lien, 8.83% (1 mo. Term SOFR + 3.50%), 02/24/2031	31,548,670	31,819,358
Central Parent, Inc., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 07/06/2029	22,000,000	21,745,680
CoreLogic, Inc., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 06/02/2028	6,738,212	6,649,167
Dun & Bradstreet Corp., Senior Secured First Lien, 8.10% (1 mo. Term SOFR + 2.75%), 01/18/2029	14,387,490	14,414,467
Ellucian Holdings, Inc., Senior Secured First Lien, 8.94% (1 mo. Term SOFR + 3.50%), 10/29/2029	9,955,331	10,012,375
Epicor Software Corp., Senior Secured First Lien
8.59% (1 mo. Term SOFR + 3.25%), 05/30/2031	24,667,439	24,801,014
8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031	787,561	791,825
Peraton Corp., Senior Secured First Lien, 9.19% (1 mo. Term SOFR + 3.75%), 02/01/2028	7,574,760	7,584,796
Polaris Newco LLC, Senior Secured First Lien, 9.59% (1 mo. Term SOFR + 4.00%), 06/05/2028	11,769,466	11,778,822
UKG, Inc., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 02/10/2031	44,179,890	44,397,034
		173,994,538
TOTAL BANK LOANS (Cost $854,867,706)		856,100,665

COLLATERALIZED LOAN OBLIGATIONS - 6.3%	Par	Value
Aimco CDO
Series 2019-10A, Class BRR, 7.08% (3 mo. Term SOFR + 1.75%), 07/22/2037(a)	8,000,000	8,076,976
Series 2020-12A, Class DR, 8.22% (3 mo. Term SOFR + 2.90%), 01/17/2032(a)	1,000,000	1,003,102
Barrow Hanley Ltd., Series 2024-3A, Class D, 9.47% (3 mo. Term SOFR + 4.15%), 04/20/2037 (a)	4,000,000	4,066,556
Boyce Park Clo Ltd., Series 2022-1A, Class D, 8.42% (3 mo. Term SOFR + 3.10%), 04/21/2035 (a)	2,500,000	2,512,570
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.89% (3 mo. Term SOFR + 3.60%), 04/19/2037 (a)	8,000,000	8,037,224
CarVal CLO
Series 2018-1A, Class BR, 7.17% (3 mo. Term SOFR + 1.85%), 07/16/2031(a)	9,650,000	9,695,481
Series 2018-1A, Class D, 8.48% (3 mo. Term SOFR + 3.15%), 07/16/2031(a)	1,755,000	1,769,649
Series 2019-1A, Class DR, 8.79% (3 mo. Term SOFR + 3.46%), 04/20/2032(a)	2,750,000	2,765,546
Series 2019-2A, Class DR, 8.54% (3 mo. Term SOFR + 3.21%), 07/20/2032(a)	3,560,000	3,585,320
Cayuga Park CLO, Series 2020-1A, Class DR, 8.68% (3 mo. Term SOFR + 3.36%), 07/17/2034 (a)	1,750,000	1,759,877
CIFC Funding Ltd.
Series 2019-1A, Class DR, 8.69% (3 mo. Term SOFR + 3.36%), 04/20/2032(a)	1,275,000	1,282,271
Series 2022-4A, Class B, 7.33% (3 mo. Term SOFR + 2.00%), 07/16/2035(a)	7,500,000	7,553,311
Dryden Senior Loan Fund
Series 2018-55A, Class C, 7.49% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	250,000	250,431
Series 2018-58A, Class B, 7.08% (3 mo. Term SOFR + 1.76%), 07/17/2031(a)	1,500,000	1,505,008
Series 2018-58A, Class C, 7.38% (3 mo. Term SOFR + 2.06%), 07/17/2031(a)	1,500,000	1,502,261
Series 2018-61A, Class BR, 6.98% (3 mo. Term SOFR + 1.66%), 01/17/2032(a)	1,500,000	1,500,551
Series 2018-61A, Class CR, 7.33% (3 mo. Term SOFR + 2.01%), 01/17/2032(a)	1,500,000	1,501,001
Series 2018-64A, Class B, 6.99% (3 mo. Term SOFR + 1.66%), 04/18/2031(a)	2,600,000	2,608,531
Elmwood CLO, Series 2021-5A, Class D, 8.64% (3 mo. Term SOFR + 3.31%), 01/20/2035 (a)	2,000,000	2,010,429
Flatiron CLO Ltd.
Series 2019-1A, Class DR, 8.59% (3 mo. LIBOR US + 3.00%), 11/16/2034(a)(c)	1,000,000	1,003,902
Series 2021-2A, Class B, 7.19% (3 mo. Term SOFR + 1.86%), 10/15/2034(a)	7,000,000	7,036,518
Madison Park Funding Ltd.
Series 2018-28A, Class B, 7.19% (3 mo. Term SOFR + 1.86%), 07/15/2030(a)	2,000,000	2,003,605
Series 2018-28A, Class C, 7.44% (3 mo. Term SOFR + 2.11%), 07/15/2030(a)	1,000,000	1,002,368
Series 2018-29A, Class BR, 7.13% (3 mo. Term SOFR + 1.80%), 10/18/2030(a)	12,000,000	12,029,242
Series 2019-35A, Class DR, 8.59% (3 mo. Term SOFR + 3.26%), 04/20/2032(a)	2,000,000	2,009,932
Magnetite CLO Ltd.
Series 2015-15A, Class DR, 8.34% (3 mo. Term SOFR + 3.01%), 07/25/2031(a)	9,320,000	9,359,128
Series 2016-17A, Class DR2, 8.82% (3 mo. Term SOFR + 3.50%), 04/20/2037(a)	8,000,000	8,152,354
Series 2019-24A, Class DR, 8.38% (3 mo. Term SOFR + 3.05%), 04/15/2035(a)	2,600,000	2,613,923
Series 2020-26A, Class BR, 7.19% (3 mo. Term SOFR + 1.86%), 07/25/2034(a)	5,000,000	5,008,672
Series 2020-27A, Class DR, 8.44% (3 mo. Term SOFR + 3.11%), 10/20/2034(a)	1,400,000	1,407,611
Series 2021-30A, Class B, 7.19% (3 mo. Term SOFR + 1.86%), 10/25/2034(a)	6,550,000	6,561,979
Neuberger Berman CLO Ltd.
Series 2014-18A, Class CR2, 8.59% (3 mo. Term SOFR + 3.26%), 10/21/2030(a)	3,000,000	3,007,474
Series 2017-26A, Class D, 8.24% (3 mo. Term SOFR + 2.91%), 10/18/2030(a)	1,500,000	1,504,287
Series 2018-28A, Class B, 7.19% (3 mo. Term SOFR + 1.86%), 04/20/2030(a)	2,500,000	2,501,946
Series 2019-35A, Class D, 9.29% (3 mo. Term SOFR + 3.96%), 01/19/2033(a)	1,750,000	1,768,436
Series 2020-38A, Class BR, 7.24% (3 mo. Term SOFR + 1.91%), 10/20/2035(a)	5,000,000	5,013,324
Series 2021-42A, Class D, 8.39% (3 mo. Term SOFR + 3.06%), 07/16/2035(a)	2,250,000	2,261,891
Oak Hill Credit Partners, Series 2015-12A, Class D1R2, 8.83% (3 mo. Term SOFR + 3.50%), 04/23/2037 (a)	1,500,000	1,519,682
OCP CLO Ltd.
Series 2019-16A, Class DR, 8.71% (3 mo. Term SOFR + 3.41%), 04/10/2033(a)	1,000,000	1,003,623
Series 2020-18A, Class DR, 8.79% (3 mo. Term SOFR + 3.46%), 07/20/2032(a)	1,000,000	1,003,434
OHA Credit Funding, Series 2018-1A, Class D1R, 8.91% (3 mo. Term SOFR + 3.60%), 04/20/2037 (a)	8,000,000	8,148,227
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 8.62% (3 mo. Term SOFR + 3.30%), 04/23/2037 (a)	5,000,000	5,019,332
Palmer Square CLO Ltd.
Series 2013-2A, Class CR3, 8.28% (3 mo. Term SOFR + 2.96%), 10/17/2031(a)	1,255,000	1,258,115
Series 2014-1A, Class CR2, 8.23% (3 mo. Term SOFR + 2.91%), 01/17/2031(a)	1,875,000	1,882,124
Rad CLO
Series 2020-9A, Class D, 9.59% (3 mo. Term SOFR + 4.26%), 01/15/2034(a)	2,000,000	2,016,645
Series 2021-12A, Class B, 7.24% (3 mo. Term SOFR + 1.91%), 10/30/2034(a)	4,000,000	4,009,896
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 8.43% (3 mo. Term SOFR + 3.10%), 01/15/2037 (a)	2,000,000	2,011,055
Sandstone Peak Ltd., Series 2021-1A, Class B1, 7.39% (3 mo. Term SOFR + 2.06%), 10/15/2034 (a)	9,000,000	9,047,612
Symphony CLO Ltd., Series 2022-37A, Class DR, 10.22% (3 mo. Term SOFR + 4.90%), 01/20/2037 (a)	6,750,000	6,880,761
TICP CLO Ltd.
Series 2018-12A, Class DR, 8.89% (3 mo. Term SOFR + 3.56%), 07/15/2034(a)	1,100,000	1,106,820
Series 2019-13A, Class DR, 8.74% (3 mo. Term SOFR + 3.41%), 04/15/2034(a)	1,000,000	1,005,507
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $180,457,392)		183,145,520

U.S. TREASURY SECURITIES - 1.6%	Par	Value
United States Treasury Note/Bond
3.75%, 12/31/2028	13,500,000	13,157,754
4.25%, 02/28/2029	10,000,000	9,956,836
0.63%, 05/15/2030	12,500,000	10,106,934
3.75%, 12/31/2030	14,000,000	13,526,953
TOTAL U.S. TREASURY SECURITIES (Cost $47,571,670)		46,748,477

ASSET-BACKED SECURITIES - 0.4%	Par	Value
American Airlines Group, Inc.
Series 2016-1, 4.10%, 01/15/2028	964,646	905,561
Series A, 3.50%, 02/15/2032	1,526,847	1,344,388
Series A, 2.88%, 07/11/2034	3,469,520	2,947,791
Series AA, 3.15%, 02/15/2032	2,309,845	2,057,726
British Airways PLC, Series 2019-1, 3.30%, 12/15/2032 (a)	2,222,845	2,013,897
United Airlines, Inc.
5.80%, 01/15/2036	800,000	811,684
Series 2019-1, 4.15%, 08/25/2031	2,111,500	1,974,671
TOTAL ASSET-BACKED SECURITIES (Cost $12,834,935)		12,055,718

TOTAL INVESTMENTS - 95.5% (Cost $2,799,110,652)		$2,779,351,116
Other Assets in Excess of Liabilities - 4.5%		131,945,361
TOTAL NET ASSETS - 100.0%		$2,911,296,477

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $819,632,427 or 28.2% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.